UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Global Entrepreneurs Fund, Inc.
(Exact name of Registrant as specified in charter)
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Address of principal executive offices)
214-891-8294
(Registrant’s telephone number, including area code)

Russell Cleveland
President and CEO
RENN Capital Group, Inc.
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Name and address of agent for service of process)
214-891-8294
(Agent’s telephone number, including area code)

Copy to:
Steven B. Boehm, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Ave. N.W.
Washington, DC 20004-2415

Date of fiscal year end: December 31, 2009

December 31, 2009
(Date of reporting period)

Item 1. Annual Report to Shareholders

Annual Report to the Shareholders
of
RENN Global Entrepreneurs Fund, Inc.

December 31, 2009

Dear Shareholder,

The big questions facing investors today are:  (i) how do we achieve long-term success in a short-term world, and (ii) how do we take advantage of opportunities yet manage risks?  As portfolio managers, we are addressing these questions by implementing our strategy “The Entrepreneurial Difference.”

The Fund has now completed six months as a registered non-diversified closed-end fund, having formerly operated as a Business Development Company.  Shareholders voted to change the name to RENN Global Entrepreneurs Fund, Inc.  If the past can tell us about the future, we know that superior returns come from investing in successful entrepreneurial companies and staying with them for a long period of time.  Today, a very large number of entrepreneurs reside in the United States and China.  Thus, we direct our attention primarily to those two countries.

In the previous six-month report we detailed how we were adding US-traded Chinese companies to the portfolio.  There are now nine Chinese companies in our portfolio representing 38% of the total assets.  China remains the fastest growing country in the world, and this should continue for years to come.  As of December 31, 2009, your portfolio had unrealized gains in 7 of the 9 Chinese holdings.  The Fund only invests in Chinese companies that have met or are expected to meet US listing standards.

Many of the US portfolio companies are showing good growth in earnings.  Among these are Access Plans, Inc. (OTC:ALHC), Global Axcess, Inc. (OTC:GAXC), and Bovie Medical (NYSE:BVX).  The extensive work continues on legacy issues seeking to realize value.  Integrated Security Systems, Inc. (OTC:ISSI) would be in this category.  Additionally, a merger partner for CaminoSoft Corp. (OTC:CMSF) is being sought to realize some benefits from this public company shell.

A new US portfolio position has been added in PHC, Inc. (NYSE:PHC), a company which specializes in treating mental disorders.  Some of the other holdings, such as PetroHunter Energy Corp. (OTC:PHUN) and Points International, Ltd.  (OTC:PTSEF), are taking steps to change their business strategy which could add to their market value.

At year-end, December 31, 2009, our net asset value was $4.07 per share with a market close of $2.60 on the NYSE-AMEX.  This is a discount of 36% to net asset value.  This discount is too high in our opinion, considering the past record and the future potential of the Fund.  As our new strategy becomes better known, perhaps this will change.

Optimism continues about our strategy.  A brief history of the Fund:  RENN Global Entrepreneurs Fund, Inc. was incorporated in 1994 as a Business Development Company with an offering price of $10.00 per share and began publicly trading in 1996.  Beginning with $39 million in net capital, the Fund has distributed $83.4 million in cash and deemed dividends ($68.9 million after consideration of taxes and the amounts retained from the deemed dividends).

The continued support from our shareholders is appreciated.

Sincerely
Russell Cleveland
President and CEO

ANNUAL REPORT TO SHAREHOLDERS
FOR THE YEAR ENDED DECEMBER 31, 2009

TABLE OF CONTENTS

President’s Letter
Allocation of Assets	1

Financial Statements
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9

Notes to Financials

Reports of Independent Registered Public Accounting Firm	17
Director and Officer Compensation	19
Quarterly Reports	21
Proxy Voting Policies and Procedures	21
Portfolio Proxy Voting Records	21
Dividend Reinvestment Plan	22
Executive Officers and Corporation Information	23

RENN Global Entrepreneurs Fund, Inc.
December 31, 2009

Allocation of Assets (% of Fund’s Net Assets)

INDUSTRY	PERCENTAGE
Healthcare Equipment	18.38
Communications Equipment	8.11
Diversified Commercial and Professional Services	7.40
Security Systems	6.08
Paper Products	5.11
Application Software	5.03
Consumer Finance	4.67
Semi-Conductor	4.39
Industrial Machinery	4.05
Advertising	4.02
Electronic Equipment and Instruments	3.87
Internet Software and Services	3.81
Healthcare Facilities	3.73
Biotechnology	3.64
Consumer Electronics	3.23
Data Processing and Outsourced Services	3.13
Packaged Food and Meats	2.26
Oil and Gas Exploration and Production	2.09
Managed Healthcare	2.02
Business Process Outsourcing	1.38
Pharmaceutical	1.33
Cash and Accruals	1.11
Alternative Carriers	0.49
Hotels, Resorts and Cruise Lines	0.46
Systems Software	0.21
100.0
Allocation of Assets by Country (% of Fund’s Net Assets)

RENN Global Entrepreneurs Fund, Inc.
December 31, 2009

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	CONVERTIBLE BONDS – 11.54% (9)
	Data Processing and Outsourced Services – 3.13%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011	$569,000	$569,000

	Internet Software and Services – 1.93%
500,000	iLinc Communications, Inc. 12% Maturity March 29, 2012	500,000	350,000

	Oil and Gas Exploration and Production - 2.09%
1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	November 5, 2012	1,000,000	380,000

	Semi-Conductor – 4.39%
1,000,000	Dynamic Green Energy Limited 7% Maturity
	6/10/11(formerly Renesola Ltd.) (1)	1,000,000	796,919
	Total Unaffiliated Convertible Bonds	$3,069,000	$2,095,919

	COMMON EQUITIES – 76.5%(4)
	Advertising – 4.02%
100,000	SearchMedia Holdings LTD (formerly Ideation Acquisition Corp.) (8)	780,994	731,000

	Alternative Carriers - 0.48%
462,448	Geos Communications, Inc. (formerly i2 Telecom Intl., Inc.)	760,952	87,865

	Application Software – 5.03%
228,647	SinoHub, Inc. (8)	578,180	914,588

	Biotechnology – 3.64%
1,335,714	Hemobiotech	1,360,117	661,178

	Business Process Outsourcing - 0.44%
18,349	Business Process Outsourcing, Ltd. (1)	20,000	79,268

	Communications Equipment – 8.11%
200,000	COGO Group, Inc(8)	836,018	1,474,000

	Consumer Electronics – 1.84%
166,667	Aurasound, Inc	1,000,000	335,001

	Consumer Finance – 4.67%
953,333	Global Axcess	1,261,666	848,466

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
December 31, 2009 (continued)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Market Value
	COMMON EQUITIES (continued)
	Diversified Commercial and Professional Services – 7.40%
2,687,500	Murdoch Security & Investigations, Inc. (1)	$1,250,000	$1,343,750

	Electronic Equipment and Instruments – 3.87%
58,500	Hollysys Automation Technologies Ltd (formerly HLS
	Systems International) (8)	498,557	702,585

	Healthcare Equipment – 18.38%
427,500	Bovie Medical(8)	780,172	3,338,775

	Healthcare Facilities – 3.73%
600,000	PHC, Inc.	612,000	678,000

	Hotels, Resorts and Cruise Lines - 0.46%
100,000	Silverleaf Resorts, Inc.	430,000	82,700

	Industrial Machinery - 3.85%
86,806	Duoyuan Digital Printing Technology (formerly Asian Financial)	333,333	698,788

	Packaged Food and Meats – 2.26%
99,650	SkyPeople Fruit Juice Inc New	298,950	410,558

	Internet Software and Services – 1.88%
900,000	Points International, Ltd.	492,000	342,000

	Paper Products – 5.11%
125,000	Orient Paper Inc.(3)	300,000	928,409

	Pharmaceutical -1.33%
24,000	Skystar Bio Pharmaceutical Company	155,760	242,400
	Total Unaffiliated Common Equities	$11,748, 699	$13,899,331

	MISCELLANEOUS SECURITIES – 1.59%
	Industrial Machinery – 0.20%
15,924	Warrants Duoyuan Digital Printing Technology (formerly
	Asian Financial)	0.00	36,466

	Consumer Electronics - 1.39%
166,667	Warrants Aurasound, Inc	0.00	251,667
	Total Unaffiliated Miscellaneous Securities	0.00	288,133
	TOTAL UNAFFILIATED INVESTMENTS	$14,817,699	$16,283,383

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
December 31, 2009 (continued)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	OTHER SECURITIES – 0.94%
	CONVERTIBLE PREFERRED EQUITIES
	Business Process Outsourcing – 0.93%
1,685,887	BPO Management Services, Inc. Preferred B (2)	$2,000,000	$168,589

	Security Systems - 0.0051%
93,750	Integrated Security Systems, Inc. Preferred D (2)	75,000	938
	Total Affiliated Other Securities	2,075,000	169,527

	COMMON EQUITIES – 8.30%
	Managed Healthcare – 2.02%
359,436	Access Plans Inc. (formerly Alliance HealthCard, Inc.)(2)	2,195,175	366,625

	Security Systems – 6.07%
110,341,991	Integrated Security Systems, Inc. (2)(7)	9,050,222	1,103,419

	Systems Software – 0.21%
38,666,679	CMSF Corp. (formerly CaminoSoft Corp.) (2)(6)	5,646,925	37,650
	Total Affiliated Common Equities	16,892,322	1,507,694
	TOTAL AFFILIATED INVESTMENTS	18,967,322	1,677,221
	TOTAL UNAFFILIATED INVESTMENTS	14,817,699	16,283,383
	TOTAL INVESTMENTS	$33,785,021	17,960,604
	OTHER ASSETS AND LIABILITIES		205,726
	TOTAL NET ASSETS		$18,166,330

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
December 31, 2009 (continued)

ADDITIONAL INFORMATION REGARDING AFFILIATED/RESTRICTED SECURITIES(2)

					Net
				% of	Unrealized
	Date(s)	Cost at	Fair Value	Net	(Depreciation)
Affiliated /Restricted Security	Acquired	12/31/09	12/31/09	Assets	Appreciation
Access Plans Inc. (2)(5)	8/31/01
Common Equity	to 12/31/09	$2,195,175	$366,625	2.02	$(1,828,550)
BPO Management Services, Inc.	6/12/07
Preferred B Equity (2)	to 12/31/08	2,000,000	168,589	0.93	$(1,831,411)
CMSF Corp. (2)(6)	9/23/94
Common Equity	to 12/31/09	5,646,925	37,650	0.21	$(5,609,275)
Integrated Security Systems, Inc.(2)
Preferred D Equity	10/13/99	75,000	938	0.01	$(74,062)
Integrated Security Systems, Inc.(2)(7)	12/31/96
Common Equity	to 12/31/09	9,050,222	1,103,419	6.07	$(7,946,803)
Orient Paper, Inc. (3)	10/6/2009
Common Equity	to 11/5/2009	300,000	928,409	5.11	628,409
Total Affiliated /Restricted Acquisitions		$19,267,322	$2,605,630	14.35%	$(16,661,692)

(1)	Securities in a privately owned company.
(2)	Affiliated securities due to the Fund’s having a director on issuer’s board and/or number of shares owned by the Fund.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2009 the aggregate value of           these securities was $928,409, representing 5.11% of net assets.  These shares have a discount of 29.1%.

(4)	Non-Income-Producing.
(5)	Purchased 60,686 shares of Access Plans Inc. common in the open market at a cost of $55,398.
(6)	Purchased 8,347,317 shares of CMSF common at a cost of $83,473, received 1,506,041 shares of common as payment-in-kind interest at a cost of $17,932 and converted a note to 25,000,000 shares of common at a costof $250,00. Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2009 the aggregate value of the restricted securities was $10,938, representing 0.006% of net assets.  These shares have discounts ranging from 0% to 16.3%.

(7)	Received 150,000 shares of Integrated Security Systems, Inc. as payment-in-kind for board of director fees at a cost of $3,375, received 4,307,168 shares of Integrated
Security Systems, Inc. as payment-in-kind for registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transctions exempt from registration, normally to qualified institutional buyers. At December 31, 2009 the aggregate value of the restricted securities was $13,459 representing 0.005% of net assets.
(8)	Securities are pledged as collateral against margin loan.
(9)	Percentage is calculated as a percentage of net assets.

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
Statement of Assets and Liabilities
December 31, 2009

ASSETS

Investments at fair value, cost of $33,785,021 at December 31, 2009	$17,960,604
Cash and cash equivalents	274,481
Interest and dividends receivable	235,100
Prepaid and other assets	97,445
$18,567,630

LIABILITIES AND NET ASSETS

Liabilities:
Due to broker	$300,540
Accounts payable	11,554
Accounts payable – affiliate	89,206

401,300

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized,
4,673,867 shares issued, and 4,463,967 shares outstanding	4,673,867
Additional paid in capital	26,010,170
Treasury stock at cost	(1,734,967)
Accumulated net realized gain on investments	5,041,677
Net unrealized depreciation of investments	(15,824,417)
Net Assets	$18,166,330
Net asset value per share	$4.07

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
Statement of Operations
Year Ended December 31, 2009

Investment income:
Interest income		$384,780
Dividend income		55,630
Other income		55,924

		496,334

Expenses:
General and administrative		388,725
Interest expense		5,081
Legal and professional fees		404,331
Management fee to affiliate		305,132

		1,103,269

Net investment loss		(606,935)

Realized and unrealized gain (loss) on investments:

Net unrealized appreciation on investments		9,767,892
Net realized loss on investments		(9,421,643)

Net gain on investments		346,249

Net decrease in net assets resulting from operations		$(260,686)

Net decrease in net assets resulting from operations per share	$	(0.06)

Weighted average shares outstanding		4,463,967

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
Statements of Changes in Net Assets
Years Ended December 31,

2009	2008

From operations:
Net investment loss	$(606,935)	$(771,010)
Net realized gain (loss) on investment	(9,421,643)	801,494
Net unrealized appreciation (depreciation)
of investments	9,767,892	(18,023,424)

Net decrease in net assets resulting from operations	(260,686)	(17,992,940)

From distributions to stockholders:
Cash dividends declared	-	(1,339,192)

Total decrease in net assets	(260,686)	(19,332,132)

Net assets:
Beginning of period	18,427,016	37,759,148

End of period	$18,166,330	$18,427,016

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
Statement of Cash Flows
Year Ended December 31, 2009

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(260,686)
Adjustments to reconcile net loss to
net cash used in operating activities:
Net decrease in unrealized
depreciation of investments	(9,767,892)
Net realized loss on investments	9,421,643
Increase in interest and dividend receivable	(143,672)
Increase in prepaid and other assets	(60,267)
Decrease in accounts payable	(93,718)
Increase in accounts payable-affiliate	2,334
Decrease in taxes payable on behalf of stockholders	-
Purchase of investments	(3,109,467)
Proceeds from sale of investments	1,427,036

Net cash used in operating activities	(2,584,689)

Cash flows from financing activities:
Margin proceeds	300,540
Cash dividends	-

Net cash provided by financing activities	300,540

Net decrease in cash and cash equivalents	(2,284,149)

Cash and cash equivalents at beginning of the period	2,558,630

Cash and cash equivalents at end of the period	$274,481

See accompanying notes to financial statements

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2009

Note 1    Organization and Business Purpose

RENN Global Entrepreneurs Fund, Inc. (the “Fund” or the “Registrant”),  formerly known as Renaissance Capital Growth & Income Fund III, Inc., is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and elected to be treated as a business development company (a “BDC”) subject to sections 55 through 65 under the 1940 Act. Effective May 21, 2009, the Fund withdrew this election and registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group” or the “Investment Adviser”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Note 2   Summary of Significant Accounting Policies

Valuation of Investments

Portfolio investments are stated at quoted market or fair value as determined by the Investment Adviser (Notes 5 and 6).

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale.  Dividend income is recorded on the record date.  Interest income is recorded as earned on an accrual basis.  The Fund reserves any dividends or interest income which is deemed to be uncollectable.

Cash and Cash Equivalents

The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.  As of December 31, 2009, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts.  To minimize this risk, the Fund places its cash and cash equivalents with major U.S. financial institutions.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2009

Note 2   Summary of Significant Accounting Policies, continued

Income Taxes

The Fund has elected the special income tax treatment available to “regulated investment companies” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders.  The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders.  It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC.  Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders.  Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years.  There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Net Decrease in Net Assets resulting from operations per share

Net decrease in net assets resulting from operations per share is based on the weighted average number of shares outstanding of 4,463,967 during the year ended December 31, 2009.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Note 3    Due to/from Broker

The Fund conducts business with various brokers for its investment activities.  The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers.  “Due from broker” represents unsettled sales transactions.  “Due to broker” represents a margin loan payable to one of these brokers, which is secured by investments in securities maintained with the lending broker as collateral for the margin loan.  The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. The Investment Adviser actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At December 31, 2009, “due from broker” balance was $0 and the “due to broker” balance was $300,540.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2009

Note 3    Due to/from Broker, continued

The terms on a margin loan are governed by federal regulation and by the rules of NASD and the securities exchanges.  In general under Federal Reserve Board Regulation T, firms can lend a customer up to 50% of the price of a security.  The rules of NASD and the exchanges supplement the requirements of Regulation T by placing “maintenance” margin requirements on customer accounts.  Under the rules of the broker, equity in the account must not fall below 30% of the current market value of the securities in the account that have a market value above $6.625 or $2.00 per share for securities that have a market value between $2.125 and $6.625.  The failure to do so may cause the firm to force the sale of or liquidate the securities in the account in order to bring the account’s equity back to the required level.  The loan is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion.    The Fund has a negotiated interest rate of 150 basis points over the Federal Funds rate.  The interest will vary with any changes in the Federal Funds rate.  The interest charges are added to the loan balance.  At December 31, 2009 the margin interest rate was 5.50%.  The margin loan balance is secured by the securities referenced in footnote 8 on the schedule of investments. The Fund has a policy allowing it to borrow not more than 33% of the Fund’s Net Asset Value as of the time of borrowing for purposes of taking advantage of investments deemed to be in the best interest of the Fund or to borrow such amounts as deemed necessary and prudent as a temporary measure for extraordinary or emergency purposes.  Federal regulations under the Investment Company Act of 1940 require that the Fund maintain 300% asset coverage in relation to any borrowed amount.

Note 4   Management Fees and Incentive Fees and Reimbursement

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, the Investment Adviser performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund.  In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses.  A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

The Investment Adviser receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of such quarter, each payment to be due as of the last day of the calendar quarter.  The Fund incurred $305,132 during the year ended December 31, 2009 for such management fees.

Prior to May 21, 2009, the Investment Adviser received an incentive fee in an amount equal to 20% of the Fund’s cumulative realized capital gain in excess of cumulative realized capital loss of the Fund after allowance for any unrealized capital depreciation on the portfolio investments of the Fund at the end of the period being calculated less cumulative incentive fees previously accrued.  Unrealized capital depreciation equaled net unrealized capital loss on each class of security without netting net unrealized capital gain on other classes of securities.  The incentive fee was calculated, accrued, and paid on an annual basis as of year-end.  No incentive fee was recorded during the year ended December 31, 2009.

On May 15, 2009 the Agreement was amended to eliminate the incentive fee. For this reason, there will be no future incentive fee expenses.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund.  Such reimbursements were $39,376 during the year ended December 31, 2009.

At December 31, 2009 the Fund had an account payable of $89,206 for the amount due for the fees and expense reimbursements disclosed above.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2009

Note 5    Eligible Portfolio Companies and Investments

Eligible Portfolio Companies

Prior to May 21, 2009, the Fund invested primarily in convertible securities and equity investments of companies that qualified as Eligible Portfolio Companies as defined in Section 2(a)(46) of the 1940 Act or in securities that otherwise qualify for investment as permitted in Section 55(a)(1)  through (7) of the 1940 Act.   Under the provisions of the 1940 Act at least 70% of the Fund’s assets, as defined under Section 55 of the 1940 Act, must be invested in securities listed in Paragraphs 55(a)(1) through (6) of the 1940 Act (“Eligible Portfolio Investments”).  In the event the Fund had less than 70% of its assets invested in Eligible Portfolio Investments, then the Fund was prohibited from making non-eligible investments until such time as the percentage of Eligible Portfolio Investments again exceeded the 70% threshold.  The Fund was in compliance with these provisions through May 20, 2009.

As a result of the Fund’s withdrawal of its election to be treated as a business development company as disclosed in Note 1, the provisions regarding Eligible Portfolio Investments are no longer effective as of May 21, 2009.

Investments

Investments are carried in the statement of assets and liabilities at fair value, as determined in good faith by the Investment Adviser, subject to the approval of the Fund’s Board of Directors.  The convertible debt securities held by the Fund generally have maturities between five and seven years and are convertible (at the discretion of the Fund) into the common stock of the issuer at a set conversion price.  The common stock underlying these securities is generally unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period and the cost of registration is borne by the portfolio company.  Interest on the convertible securities is generally payable quarterly.  The convertible debt securities generally contain embedded call options giving the issuer the right to call the underlying issue.  In these instances, the Fund has the right of redemption or conversion.  The embedded call option will generally not vest until certain conditions are achieved by the issuer.  Such conditions may require that minimum thresholds be met relating to the market price of the underlying common stock, liquidity, and other factors.

Note 6   Valuation of Investments

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), issued in June 2009.   The Fund follows the provisions of ASC 820, Fair Value Measurements, under which, the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs). The Fund’s valuation policies are as follows:

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors of the Fund approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

•	Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2009

Note 6   Valuation of Investments, continued

•
Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

•
The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

•
Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

•
The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus, the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e. a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

               The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of
                December 31,  2009:
December 31, 2009
Quoted Prices in Active Markets for
Identical Assets (Level 1)	$11,914,529

Significant Other Observable Inputs (Level 2)	$4,174,068

Significant Unobservable Inputs (Level 3)	$1,872,007

Total Investments	$17,960,604

                The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – December 31, 2008	$-
Transfer in	$1,872,007
Ending Balance – December 31, 2009	$1,872,007

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2009

Note 7   Income Taxes

During 2009 management followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any Federal income tax on such income, if any, is paid by the Fund’s stockholders.  During 2009 there was no taxable investment income or realized capital gain, and therefore no declaration of any distributions.  Accordingly, no income tax expense was reported by the Fund for the year ended December 31, 2009.  During 2009, the Fund sustained a realized loss of $9,421,643 on investments which is available to offset future realized capital gain for a period of eight years.  No income tax benefit has been reflected on this carryforward, as the income tax application has not yet been determined.

During each of March, June, and September 2008, the Board of Directors declared cash distributions of $0.10 per share, $446,397, which were designated as distributions of realized capital gain and return of capital in accordance with the IRC, which assured that any Federal income tax on such realized capital gain, if any, is paid by the Fund’s stockholders.  These distributions were paid to the stockholders during March, July, and October 2008, respectively.  During 2008 management followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any Federal income tax on such income, if any, is paid by the Fund’s stockholders.  Accordingly, no income tax expense was reported by the Fund for the year ended December 31, 2008.

Note  8   Financial Highlights

Selected per share data and ratios for each share of common stock outstanding are as follows:

Years Ended December 31,

	2009	2008	2007	2006	2005
Net asset value, beginning of period	$4.13	$8.46	$10.84	$12.14	$17.14
Effect of share change	0.00	0.00	0.00	0.00	(0.43)

Net investment loss	(0.14)	(0.17)	(0.17)	(0.93)	(0.54)
Net realized and unrealized gain (loss) on
investments	0.08	(3.86)	(2.11)	0.03	(3.05)
Total return from investment operations	(0.06)	(4.03)	(2.28)	(0.90)	(3.59)

Capital share transactions	0.00	0.00	0.00	0.00	0.35
Distributions:
From net realized capital
gain on investments	0.00	(0.30)	(0.10)	(0.40)	(1.33)
Net asset value, end of period	$4.07	$4.13	$8.46	$10.84	$12.14
Per share market value, end of period	$2.60	$2.92	$6.15	$10.50	$11.00
Portfolio turnover rate	8.99%	8.26%	21.27%	8.83%	8.53%

Total investment return	(10.96)%	(47.64)%	(37.33)%	11.91%	(4.80)%
based on market value (a):
Ratio to average net assets (b):

Net investment loss	(3.46)%	(2.78)%	(1.65)%	(7.75)%	(3.99)%

Expenses, excluding incentive fees	6.30%	4.85%	3.45%	3.67%	3.03%

Expenses, including incentive fees	6.30%	4.85%	3.45%	9.51%	5.04%

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
December 31, 2009

Note  8   Financial Highlights, continued

(a)
Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Company’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions.  Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

Note 9   Subsequent Events

In preparing the accompanying financial statements, in accordance with Statement of Financial Accounting Standards (“FAS”)  No. 165, “Subsequent Events”, the Company has reviewed events that have occurred after December 31, 2009 through February 28, 2010, the date the financial statements were available to be issued.  During this period, the Company did not have any material subsequent events.

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
RENN Global Entrepreneurs Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RENN Global Entrepreneurs Fund, Inc. (the “Company”), as of December 31, 2009, and the related statement of operations, cash flows and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RENN Global Entrepreneurs Fund, Inc. as of December 31, 2009, the results of its operations and its cash flows and changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Malin, Bergquist & Company, LLP
Pittsburgh, Pennsylvania
February 28, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
RENN Global Entrepreneurs Fund, Inc.

We have audited the accompanying statement of changes in net assets of RENN Global Entrepreneurs Fund, Inc.
(the “Company”) for the year ended December 31, 2008, and the financial highlights for each of the four years in the period then ended. This financial statement and the financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on this financial statement and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statement and the financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and the financial highlights referred to above present fairly, in all material respects, the changes in net assets of RENN Global Entrepreneurs Fund, Inc. for the year ended
December 31, 2008, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KBA GROUP LLP
Dallas, Texas
March 18, 2009

14241 Dallas Parkway, Suite 1100
Dallas, Texas 75254
Phone 972.702.8262
Fax 972.702.0673
► www.kbagroupllp.com

RENN Global Entrepreneurs Fund, Inc.
Annual Report to Shareholders
December 31, 2009 (Unaudited)

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees.  Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund.  The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of either the Fund or RENN Group receive a monthly fee of $2,000 ($3,000 per month for the Chairman of the Audit Committee), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended.  The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund.  The aggregate compensation paid to the directors during the period covered by this Report was $118,500

Changes in or Disagreements with Accountants

On October 26, 2009, the Fund’s independent auditor, KBA Group LLP, declined to renew its engagement with the Fund because the firm merged into BKD LLP, who determined that the Fund did not fit its target client profile.  On October 26, 2009, the Fund engaged Malin, Bergquist & Company, LLP as its independent auditor.   The change of auditor was approved by the Fund’s Audit Committee.

During the two most recent fiscal years there have been no disagreements with the former accountant or current accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Management Information

Name	Positions with	Term of Office	Principal	No. Portfolios	Other
	Fund	And Time	Occupation	Overseen In	Directorships
		Served on	During Past	Fund
		Current Term	5 Years	Complex (1)
Interested Directors:					Access Plans,
Russell Cleveland (2)	President	Annual	CEO	1	BPO Mgmt.
	CEO	3 Years			Services
	Chairman	3 Years			CMSF Corp.
Integrated
Security Systems Inc.

Non-Interested Officers and Directors

Ernest C. Hill	Director	3 Years	Consultant	1	None
	Audit Comm	3 Served
	Governance Comm.

Charles C. Pierce, Jr.	Director	3 Years	Private Investor	1	None
	Audit Comm	1 Served
	Governance Comm
J. Philip McCormick	Director	3 Years	Consultant	1	None
	Audit Comm	2 Served

Peter Collins	Director	3 Years	Consultant	1	Quest Energy Ptnrs.
	Audit Comm	2 Served
	Governance Comm

Barbe Butschek	Secretary	Annual	Financial Officer	0	None
	Treasurer
	CFO
Scott Douglass	Vice President	Annual	Portfolio Manager	1	None

Eric Stephens	Vice President	Annual	Portfolio Manager	1	None

(1) “Fund complex” defined as U.S registered investment companies with the same adviser. There are no other such entities to group with the Fund.
(2) Russell Cleveland is a beneficiary of a family trust which owns more than 5% of the Fund.  He is also the President, sole director, and majority owner of RENN Capital Group, Inc. the Fund’s investment adviser.

Board Member Attributes.  The following is a summary of some of the experience, skills and attributes that led to the conclusion that each member should serve as a director for the Fund:

Russell Cleveland, the Chairman, brings more than 40 years of experience in the investment business, 34 years of which were spent as a portfolio manager specializing in multiple classes of securities of small private and publicly traded companies.  He is a graduate of the Wharton School of Business and has appeared on CNBC numerous times as a small cap analyst.  He has been a Director of the Fund since its inception.

Peter Collins has been a financial and management consultant in the areas of finance, start-ups, joint ventures, mergers and acquisitions to closely held businesses in the U.S. and Europe.  He has advised companies in many segments of industry, including manufacturing, distribution, service, agriculture, construction, and multimedia.  Mr. Collins was educated in England, where he received a B.Sc. in Civil engineering and a M.Sc. in Business Administration.  He has been a Director of the Fund since 1994.

Charles C. Pierce, Jr. is a retired Vice Chairman of Dain Rauscher, Inc., former President of the Texas Stock and Bond Dealers Association, and former Chairman of the South Central District of the Securities Industry Association covering, Texas, Oklahoma, New Mexico, Kansas, and Colorado, and has been a Director of the Fund since 2002.

J. Philip McCormick was an audit partner and director of KPMG and KMG Main Hudman from 1973 to 1991, a member of senior management with Enserch Corporation from 1991 through 1997, and currently is a senior adviser to Stonehenge Growth Capital and a director of Quest Energy Partners, LP.  He has been a Director of the Fund since 2006.

Ernest C. Hill was an Assistant Professor of Finance with Southern Methodist University and an Associate Director of the Southwestern Graduate School of Banking, and was instrumental in the formation of an Entrepreneurial Seminar for the Southern Methodist School of Business.  He was awarded a Ford Fellowship to the Stanford School of Business, where he received an MBA with honors in Investment and Finance.  He specializes in computer-aided investment analysis and administrative procedures.  Mr. Hill has been a Director of the Fund since 1994.

Additional information concerning the directors is included in the Statement of Additional Information contained in the N-2 registration statement filed with the SEC by the Fund.  This information may be obtained without charge by calling 1(800)687-3863.

Consideration of Diversity in Board Membership.  In selecting and re-electing board members, consideration is given to the presence on the Board of a broad spectrum of business acumen and personal perspectives.  The Fund has members who bring experience in banking and finance, executive management of corporations, directorship, and success with entrepreneurial challenges, among others.  The Fund intends to keep a diversity of skills and attitudes in its board makeup and assesses those qualities in any present director or one who is being considered for nomination to the Board.

Board Oversight of Risk.  The Board endeavors to forestall risk by its development of fundamental investment policies for approval by the shareholders and other policies which are more flexible for the Adviser’s activities on the Fund’s behalf.  The Board is also involved in the assessment and monitoring of risk by virtue of its review of the Fund’s investment activities, noting whether the portfolio has industry or geographic susceptibilities, the appointment of the Adviser’s portfolio managers to directorships on portfolio boards when indicated, and by review of the financial particulars of the Fund, including any occasions of debt.  It also considers the strength of the Adviser’s staff to provide uninterruptible investment and administrative services to the Fund.

Board Leadership Structure.  The Board has determined that Mr. Cleveland’s dual role as the Fund’s Chief Executive Officer and Chairman of the Board is appropriate for this Fund.  Mr. Cleveland is an “interested person” in the Fund, giving him an additional incentive for its good performance and protection.  He has foregone compensation from the Fund for both roles except for his indirect benefit from the Adviser’s management fee based on growth of the Fund’s asset values and the growth in the market value of the Fund’s stock that he owns indirectly.  The appointment of a separate person serving as chairman would likely require the Fund to incur additional fee expense for the position, which the Board feels is unwarranted.  The Board feels that its considerable oversight of risk fuses well with the Board’s leadership structure.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov.  Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, DC, and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1(800)687-3863.  Furthermore, you can obtain the description on the Fund’s website at www.rencapital.com.
.

Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30.  It is filed with the SEC on Form N-PX and is available without charge on the SEC’s website at www.sec.gov.

Delivery of Shareholder Documents.

The Securities and Exchange commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements or Notices of Internet Availability of Proxy Materials and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address.  This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

RENN Global Entrepreneurs Fund, Inc. may household the mailing of your documents indefinitely unless you instruct RENN Global Entrepreneurs Fund, Inc. otherwise.

If you prefer to receive multiple copies of these materials, please call American Stock Transfer at 1-800-937-5449.  You may also notify us in writing or via email.  We will begin sending you individual copies of reports within 30 days of receiving your request to stop householding.

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis.  Stockholders whose shares are held in nominees’ names will likewise be treated as having elected to have their dividends and distributions reinvested.  You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co.  You may terminate participation by notifying the Plan Agent in writing, effective immediately if notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution.  Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Co., whose telephone number is 718-921-8275 and whose address is 40 Wall Street, New York, NY  10005.

RENN Global Entrepreneurs Fund, Inc.
December 31, 2009 (Unaudited)

EXECUTIVE OFFICERS

Russell Cleveland                                                    President and Chief Executive Officer

Z. Eric Stephens                                                       Vice President

Scott E. Douglass                                                    Vice President

Barbe Butschek                                                        Secretary and Treasurer and Chief Financial Officer

CORPORATE INFORMATION

Registrar and Transfer Agent

American Stock Transfer &
Trust Company                                                         New York, New York

Independent Registered Public Accounting Firm

Malin, Bergquist & Company, LLP                        Pittsburgh, PA

CORPORATE OFFICE

RENN Global Entrepreneurs Fund, Inc.
Suite 210, LB-59
8080 North Central Expressway
Dallas, Texas  75206-1857

Phone:                       (214) 891-8294
Fax:                            (214) 891-8291
E-Mail:                       invrel@rencapital.com
Web-site:                  www.rencapital.com

RENN Global Entrepreneurs Fund, Inc.
N-CSR
December 31, 2009 (Unaudited)

Item 2.  Code of Ethics.

The Fund posts its Code of Ethics on the Fund’s website located at www.rencapital.com.  The Code of Ethics applies to all access persons of the Fund, including the principal executive officer and principal financial and accounting officer.

The Fund intends to disclose material amendments or waivers of the Code of Ethics by posting promptly to the Fund’s website.  During the period covered by this report, there has been no amendment or waiver regarding a provision that applies to the principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions, with regard to ethical conduct, handling of conflicts of interest, fair, full, accurate, timely and understandable disclosure in SEC filings and in public communications, compliance with applicable governmental laws, rules and regulations, internal reporting of violations or accountability for adherence to the Code of Ethics.

Item 3.  Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that J. Philip McCormick is qualified to serve as financial expert on its audit committee and that he is “independent,” as defined by the U.S. Securities and Exchange Commission.

Item 4.  Principal Accountant Fees and Services.

The following table presents fees paid by the Fund for professional services rendered by KBA Group LLP and Malin, Bergquist & Company, LLP for the fiscal years ended December 31, 2009 and 2008.

	Fiscal 2009	Fiscal 2008
Fee Category	Fees	Fees

Audit Fee- KBA Group LLP	$120,650	$136,850
Audit Fee-Malin, Bergquist & Company, LLP	$20,000	$-
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-
Total Fees	$140,650	$136,850

Audit Fees were for professional services rendered for the audit of the Fund’s annual financial statements and review of the Fund’s quarterly financial statements. No non-audit fees were paid to the independent audit firm of KBA Group LLP or Malin, Bergquist & Company, LLP.

The Audit Committee generally requires pre-approval of engagements for all auditor services, which proposed services must be described in detail and which auditor must have been determined by the Audit Committee as independent.  One factor used by the Audit Committee in its assessment of an auditor’s independence is the amount of non-audit services performed for the Fund or its affiliates.  Any non-audit services which were not specified at the onset but which are made known to the Audit Committee and approved by it prior to the completion of an audit will be deemed pre-approved to the extent that the amount is less than five percent of the total auditor service fees for the year.  In the ordinary course of its duties the Chairman of the Audit Committee would be the member who would sign any pre-approval.  However, in his absence or incapacity any one of the other members of the Audit Committee may sign if the approval is time-sensitive and a majority of the other available members of the Audit Committee agreed to which member would be the signator.

The Fund does not ordinarily engage the auditor for non-audit services, and no non-audit services were approved or provided for the period covered by this report.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has an Audit Committee which was established by the Board of Directors of the Fund in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”).  The members of the Registrant’s Audit Committee are Ernest Hill (Chairman), J. Philip McCormick, Peter Collins and Charles Pierce, Jr.

Item 6.  Schedule of Investments.

See the Annual Report to Shareholders under Item 1 of this Form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated its proxy voting responsibility to its Investment Adviser, RENN Capital Group, Inc.  (“RENN Group”).  The Proxy Voting Policies and Procedures of RENN Group are set forth below. The guidelines are reviewed periodically by RENN Group and the Fund’s independent directors, and, accordingly, are subject to change.  For purposes of these Proxy Voting Policies and Procedures described below, “we” “our” and “us” refers to RENN Group.

“Introduction

“As an investment adviser registered under the Advisers Act, we have a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner free of conflicts of interest and in the best interests of our clients.

               “These policies and procedures for voting proxies for our investment advisory clients are intended to comply with Section 206 of, and Rule 206(4)-6 under, the Advisers Act.

               “Proxy Policy

              “We vote proxies relating to our portfolio securities in the best interest of our clients’ shareholders.   We review on a case-by-case basis each proposal submitted
                 to a shareholder vote to determne its impact on the portfolio securities held by our clients.  Although we generally vote againist proposals that may have a negative impact on our clients' portfolio securities, we may vote for such a proposal if there exists compelling long-term reasons to do so.

              “Our proxy voting decisions are made by the senior offices who are responsible for monitoring each of our clients' investments.  To ensure that our vote is not the product of a conflict of interest, we require that: (i) anyone involved in the decision-making process disclose to our Chief Compliance Officer any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy ovte; and (ii) employees involved in the decision-making process or vote administration are prohibited from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties."

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

The Portfolio Managers for the Fund during the period covered by this report were:

Russell Cleveland, who has served as the Chairman of the Board, President, Chief Executive Officer, and a Class Three Director of the Fund, and majority stockholder of RENN Group since 1994.

Z. Eric Stephens, who has served as a Vice President of RENN Group since January 2006 and a Vice President of the Fund since August 2006, and Chief Operating Officer of RENN Group since April 2009.  Previously, Mr. Stephens was a director with CBIZ Valuation Group.

Scott E. Douglass has served as a Vice President of the Fund and of RENN Capital Group, Inc. since November 2004.

As employees of the Adviser, each of the foregoing Portfolio Managers is also responsible for the day-to-day management of the portfolios of four British funds, none of which is an investment company registered in the United States or a pooled investment vehicle.  The total assets managed for those funds are $137,982,541 as of December 31, 2009.

There could appear to be a potential conflict of interest for the Portfolio Managers in that the Adviser does not receive an incentive fee from the Fund, whereas it does receive performance fees from at least some of the other funds it manages.  However, investment opportunities that are appropriate for the Fund are considered concurrently with the assessment of the opportunity for the Adviser’s other clients, and the amount prorated to the Fund is determined according to SEC guidelines for permitted co-investments, which proration is reviewed by the Fund’s Board of Directors.  In addition, the Portfolio Managers’ compensation structures have no specific provision for participation calculated on the performance of any particular client of the Adviser.

The Portfolio Managers are employed by RENN Capital Group, Inc. which is the Investment Adviser to the Fund.  The Portfolio Managers are compensated by annual salaries and occasional bonuses.  Bonuses are generally paid when one or more of the Adviser’s managed funds pays an incentive fee.  Four of the Adviser’s five managed funds have incentive fee arrangements.  The Fund does not have an incentive fee arrangement.

Russell Cleveland is the only Portfolio Manager that has beneficial ownership in the Fund, and it was in the range of slightly over $1,000,000 as of December 31, 2009.

Item 9.  Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

Neither the Fund nor any Affiliated Purchaser has purchased any of the Fund’s securities in the period covered by this report.  The purchase of the Fund’s securities is authorized under its Dividend Reinvestment Plan and Cash Purchase Plan dated February 15, 1994, but no such shares were purchased during the period covered by this report.

An “Affiliated Purchaser” is defined as a person acting directly or indirectly, in concert with the Fund in the purchase of the Fund’s securities, or any person controlling, controlled by, or under common control with the Fund and thereby controlling the purchase of the Fund’s shares, but does not include an officer or director of the Fund who may properly authorize repurchase of the Fund’s shares pursuant to Rule 10b-18 of the Exchange Act of 1934.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.  The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the  Exchange Act.

Item 11.  Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and our Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of the end of the period covered by this report.  Based upon that evaluation, our Chief Executive Officer and Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

Item 12.   Exhibits.

(a)(1)	The Fund’s Code of Ethics - Not applicable (please see Item 2).
(a)(2)	Certification by the Principal Executive Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(2)	Certification by the Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications by the Principal Executive and Principal Financial Officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Global Entrepreneurs Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: March 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

RENN Global Entrepreneurs Fund, Inc.	RENN Global Entrepreneurs Fund, Inc.

By: /s/ Russell Cleveland	By: /s/ Barbe Butschek
Russell Cleveland	Barbe Butschek
Chief Executive Officer	Chief Financial Officer

Date: March 11, 2010	Date: March 11, 2010